Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	153,033,325.93	13,660
Yield Supplement Overcollateralization Amount 03/31/26	6,093,366.53	0
Receivables Balance 03/31/26	159,126,692.46	13,660
Principal Payments	9,596,756.26	351
Defaulted Receivables	153,915.66	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	5,503,678.26	0
Pool Balance at 04/30/26	143,872,342.28	13,299

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.30%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	4,556,803.63	269
Past Due 61-90 days	1,150,245.06	69
Past Due 91-120 days	293,576.75	17
Past Due 121+ days	0.00	0
Total	6,000,625.44	355

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.97%
Delinquency Trigger Occurred	NO

Recoveries	224,685.68
Aggregate Net Losses/(Gains) - April 2026	(70,770.02)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.53%
Prior Net Losses/(Gains) Ratio	-0.18%
Second Prior Net Losses/(Gains) Ratio	0.30%
Third Prior Net Losses/(Gains) Ratio	-0.38%
Four Month Average	-0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.71%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.89%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	23.87

Flow of Funds	$ Amount
Collections	10,469,438.91
Investment Earnings on Cash Accounts	15,730.46
Servicing Fee	(132,605.58)
Transfer to Collection Account	-
Available Funds	10,352,563.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	314,184.52
(3) Noteholders’ First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders’ Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders’ Third Priority Principal Distributable Amount	4,079,630.60
(8) Required Reserve Account	-
(9) Noteholders’ Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	718,602.12

Total Distributions of Available Funds	10,352,563.79

Servicing Fee	132,605.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	147,951,972.88
Principal Paid	9,160,983.65
Note Balance @ 05/15/26	138,790,989.23

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	3,771,972.88
Principal Paid	3,771,972.88
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-4
Note Balance @ 04/15/26	98,700,000.00
Principal Paid	5,389,010.77
Note Balance @ 05/15/26	93,310,989.23
Note Factor @ 05/15/26	94.5400094%

Class B
Note Balance @ 04/15/26	30,350,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	30,350,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	15,130,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	15,130,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	472,978.02
Total Principal Paid	9,160,983.65
Total Paid	9,633,961.67

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	11,504.52
Principal Paid	3,771,972.88
Total Paid to A-3 Holders	3,783,477.40

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	5,389,010.77
Total Paid to A-4 Holders	5,691,690.77

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4674712
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.0543237
Total Distribution Amount	9.5217949

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0454904
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	14.9148789
Total A-3 Distribution Amount	14.9603693

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	54.5999065
Total A-4 Distribution Amount	57.6665732

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	445.33
Noteholders’ Principal Distributable Amount	554.67

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	5,058,901.50
Investment Earnings	14,555.10
Investment Earnings Paid	(14,555.10)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,014,798.32	$975,724.15	$1,460,093.74
Number of Extensions	63	62	85
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.57%	0.81%